Consolidated Quarterly Holdings Report
for
Fidelity® Contrafund®
September 30, 2025
CON-NPRT3-1125
1.807733.121
Common Stocks - 97.4%
	Shares	Value ($)
AUSTRALIA - 0.1%
Industrials - 0.0%
Aerospace & Defense - 0.0%
DroneShield Ltd (b)(c)	9,865,075	30,419,176
Commercial Services & Supplies - 0.0%
Brambles Ltd	850,621	13,958,827
Clean TeQ Water Ltd (b)	1,669,954	375,702
		14,334,529
TOTAL INDUSTRIALS		44,753,705

Information Technology - 0.1%
Software - 0.1%
Canva Australia Holdings Pty Ltd Class A (b)(d)(e)	88,378	145,482,561
Materials - 0.0%
Metals & Mining - 0.0%
Evolution Mining Ltd	2,384,437	17,087,379
TOTAL AUSTRALIA		207,323,645
BELGIUM - 0.1%
Consumer Staples - 0.0%
Beverages - 0.0%
Anheuser-Busch InBev SA/NV ADR (f)	1,659,422	98,918,145
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	412,893	113,917,902
TOTAL BELGIUM		212,836,047
BRAZIL - 0.6%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
MercadoLibre Inc (b)	232,291	542,850,130
Financials - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA ADR	9,337,721	68,538,872
NU Holdings Ltd/Cayman Islands Class A (b)	19,269,722	308,508,249
		377,047,121
Capital Markets - 0.0%
Banco BTG Pactual SA unit	1,767,011	16,022,538
TOTAL FINANCIALS		393,069,659

Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp	993,577	111,187,527
TOTAL BRAZIL		1,047,107,316
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (b)	1,866,890	24,119,194
CANADA - 2.6%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Dollarama Inc	917,006	120,936,467
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ARC Resources Ltd (f)	571,641	10,424,839
Cameco Corp (United States)	714,054	59,880,568
Canadian Natural Resources Ltd	3,714,286	118,765,342
Imperial Oil Ltd	2,190,990	198,664,245
PrairieSky Royalty Ltd	303,994	5,639,955
		393,374,949
Financials - 0.7%
Banks - 0.3%
Royal Bank of Canada	2,718,816	400,721,088
Toronto Dominion Bank	1,085,132	86,766,896
		487,487,984
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States)	2,565,554	146,082,644
Insurance - 0.3%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	181,693	317,874,626
Intact Financial Corp	1,283,347	249,688,774
		567,563,400
TOTAL FINANCIALS		1,201,134,028

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	438,944	47,563,971
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	802,851	197,565,842
IT Services - 0.6%
Shopify Inc Class A (b)	6,514,618	967,854,004
TOTAL INFORMATION TECHNOLOGY		1,165,419,846

Materials - 0.9%
Metals & Mining - 0.9%
Agnico Eagle Mines Ltd/CA	1,852,083	311,940,975
Alamos Gold Inc Class A	2,446,924	85,291,574
B2Gold Corp	28,355,378	140,177,481
Franco-Nevada Corp	2,700,324	601,048,621
G Mining Ventures Corp (b)	1,934,784	38,439,878
High Power Exploration Inc (b)(d)(e)	14,027,051	17,113,002
Kinross Gold Corp	1,206,778	29,950,501
Lundin Gold Inc	3,027,781	196,173,754
Novagold Resources Inc (b)	3,767,590	33,298,381
Orla Mining Ltd (b)	4,906,815	52,921,817
		1,506,355,984
TOTAL CANADA		4,434,785,245
CHINA - 0.7%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
Baidu Inc Class A ADR (b)	132,183	17,417,754
Tencent Holdings Ltd	7,401,271	630,659,358
		648,077,112
Consumer Discretionary - 0.1%
Automobiles - 0.1%
BYD Co Ltd H Shares	12,967,379	183,289,729
Hotels, Restaurants & Leisure - 0.0%
Trip.com Group Ltd ADR	595,872	44,809,574
TOTAL CONSUMER DISCRETIONARY		228,099,303

Health Care - 0.2%
Biotechnology - 0.2%
BeOne Medicines Ltd ADR (b)	735,115	250,453,681
Zai Lab Ltd ADR (b)	1,364,416	46,240,058
		296,693,739
Industrials - 0.0%
Electrical Equipment - 0.0%
Contemporary Amperex Technology Co Ltd A Shares (China)	357,627	20,193,138
TOTAL CHINA		1,193,063,292
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mines Ltd Class A (b)	37,109,826	393,576,943
DENMARK - 0.0%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Chemometec A/S	360,899	35,419,818
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (b)	4,500,483	156,391,784
FRANCE - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Kering SA	54,100	18,128,767
Consumer Staples - 0.0%
Food Products - 0.0%
Danone SA	317,597	27,673,264
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA	461,237	149,458,223
Industrials - 0.0%
Aerospace & Defense - 0.0%
Dassault Aviation SA	100,659	33,633,658
TOTAL FRANCE		228,893,912
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	716,013	32,399,588
Financials - 0.0%
Insurance - 0.0%
Allianz SE	27,956	11,761,834
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (b)	768,711	75,810,279
Industrials - 0.0%
Electrical Equipment - 0.0%
Siemens Energy AG (b)	493,598	58,036,821
TOTAL GERMANY		178,008,522
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish (f)	471,046	29,963,236
INDIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Bharti Airtel Ltd	1,250,904	26,448,055
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Eternal Ltd (b)	3,850,371	14,107,018
TOTAL INDIA		40,555,073
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Ireland Group PLC	1,268,913	20,879,089
ISRAEL - 0.1%
Financials - 0.0%
Financial Services - 0.0%
Rapyd Financial Network 2016 Ltd (b)(d)(e)	340,545	14,054,292
Rapyd Financial Network 2016 Ltd warrants 3/5/2038 (b)(d)(e)	7,115	84,811
		14,139,103
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	6,217,059	125,584,592
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd (United States)	6,996	3,566,561
TOTAL ISRAEL		143,290,256
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	1,406,706	84,711,835
JAPAN - 0.4%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
SoftBank Group Corp	477,558	60,258,531
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	2,252,450	14,850,314
Specialty Retail - 0.0%
Fast Retailing Co Ltd	215,789	65,537,672
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	3,729,290	97,642,161
TOTAL CONSUMER DISCRETIONARY		178,030,147

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Hoya Corp	852,596	117,888,756
Industrials - 0.2%
Industrial Conglomerates - 0.0%
Hitachi Ltd	2,688,517	71,227,065
Machinery - 0.2%
Mitsubishi Heavy Industries Ltd	5,593,760	146,383,711
Trading Companies & Distributors - 0.0%
ITOCHU Corp	243,468	13,852,939
TOTAL INDUSTRIALS		231,463,715

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	645,167	63,834,605
TOTAL JAPAN		651,475,754
KOREA (SOUTH) - 0.5%
Consumer Discretionary - 0.4%
Automobiles - 0.1%
Hyundai Motor Co	794,247	121,588,904
Broadline Retail - 0.3%
Coupang Inc Class A (b)	14,909,749	480,093,919
TOTAL CONSUMER DISCRETIONARY		601,682,823

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
SK Hynix Inc	774,096	191,535,612
TOTAL KOREA (SOUTH)		793,218,435
NETHERLANDS - 0.3%
Communication Services - 0.1%
Entertainment - 0.1%
Universal Music Group NV	8,111,074	234,389,447
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (b)	259,248	191,210,955
Newamsterdam Pharma Co NV (b)	670,682	19,074,196
uniQure NV (b)	416,400	24,305,268
		234,590,419
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASM International NV	110,429	66,224,795
BE Semiconductor Industries NV	114,896	17,111,259
		83,336,054
TOTAL NETHERLANDS		552,315,920
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	569,987	10,774,011
SINGAPORE - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Sea Ltd Class A ADR (b)	1,064,290	190,220,552
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander SA	15,007,878	157,497,453
SWITZERLAND - 0.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (b)	5,190,753	219,828,390
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG	4,156,919	169,765,010
TOTAL SWITZERLAND		389,593,400
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	4,850,636	1,354,734,128
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	127,296	46,414,668
UNITED KINGDOM - 0.5%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (b)	496,136	126,018,544
Flutter Entertainment PLC (United Kingdom) (b)	54,039	14,055,742
		140,074,286
Leisure Products - 0.0%
Games Workshop Group PLC	16,177	3,161,211
TOTAL CONSUMER DISCRETIONARY		143,235,497

Consumer Staples - 0.1%
Tobacco - 0.1%
British American Tobacco PLC	2,006,206	106,704,699
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	733,511	28,937,009
Financials - 0.1%
Banks - 0.1%
NatWest Group PLC	5,517,936	38,975,132
Starling Bank Ltd (d)	26,724,113	86,618,435
		125,593,567
Financial Services - 0.0%
Klarna Group PLC (f)	299,941	10,992,838
Insurance - 0.0%
Admiral Group PLC	309,130	13,935,904
TOTAL FINANCIALS		150,522,309

Industrials - 0.2%
Aerospace & Defense - 0.2%
Rolls-Royce Holdings PLC	20,125,326	323,499,755
Professional Services - 0.0%
RELX PLC	1,620,080	77,405,544
TOTAL INDUSTRIALS		400,905,299

Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	904,178	63,590,839
TOTAL UNITED KINGDOM		893,895,652
UNITED STATES - 89.8%
Communication Services - 24.3%
Entertainment - 3.5%
Electronic Arts Inc	326,686	65,892,566
Liberty Media Corp-Liberty Formula One Class C (b)	2,668,163	278,689,625
Live Nation Entertainment Inc (b)	1,929,691	315,311,509
Netflix Inc (b)	3,439,862	4,124,119,350
ROBLOX Corp Class A (b)	2,713,416	375,862,384
Spotify Technology SA (b)	410,404	286,461,992
Walt Disney Co/The	4,058,448	464,692,296
Warner Bros Discovery Inc (b)	6,270,886	122,470,404
		6,033,500,126
Interactive Media & Services - 20.6%
Alphabet Inc Class A	21,992,291	5,346,325,942
Alphabet Inc Class C	13,766,670	3,352,872,479
Epic Games Inc (b)(d)(e)	123,700	90,490,260
Meta Platforms Inc Class A	36,423,191	26,748,463,007
Reddit Inc Class A (b)	1,531,648	352,263,724
Reddit Inc Class B (b)	577,077	132,721,939
		36,023,137,351
Media - 0.0%
Omnicom Group Inc (f)	766,824	62,519,161
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	1,323,064	316,715,060
TOTAL COMMUNICATION SERVICES		42,435,871,698

Consumer Discretionary - 9.2%
Automobiles - 0.1%
General Motors Co	89,048	5,429,257
Rad Power Bikes Inc (b)(d)(e)	2,588,458	25
Rad Power Bikes Inc warrants 10/6/2033 (b)(d)(e)	2,698,575	27
Tesla Inc (b)	523,170	232,664,162
		238,093,471
Broadline Retail - 5.9%
Amazon.com Inc (b)	46,414,620	10,191,258,114
eBay Inc	343,203	31,214,313
Ollie's Bargain Outlet Holdings Inc (b)	403,871	51,857,036
		10,274,329,463
Diversified Consumer Services - 0.2%
Duolingo Inc Class A (b)	947,097	304,813,698
Stubhub Holdings Inc Class A (f)	594,090	10,004,476
		314,818,174
Hotels, Restaurants & Leisure - 1.3%
Airbnb Inc Class A (b)	2,546,070	309,143,819
Booking Holdings Inc	102,472	553,273,996
Carnival Corp (b)	5,840,976	168,862,616
Cava Group Inc (b)(f)	967,843	58,467,396
DoorDash Inc Class A (b)	614,072	167,021,443
DraftKings Inc Class A (b)	106,356	3,977,714
Dutch Bros Inc Class A (b)	1,132,737	59,287,455
Hilton Worldwide Holdings Inc	997,220	258,718,757
Royal Caribbean Cruises Ltd (f)	529,023	171,181,262
Starbucks Corp	3,988,219	337,403,327
Viking Holdings Ltd (b)	3,154,873	196,106,906
		2,283,444,691
Household Durables - 0.2%
DR Horton Inc	1,160,416	196,655,700
Garmin Ltd	273,963	67,455,170
Lennar Corp Class A	106,321	13,400,699
PulteGroup Inc	107,925	14,260,130
SharkNinja Inc (b)	173,527	17,899,310
Somnigroup International Inc	226,868	19,131,778
TopBuild Corp (b)	107,511	42,021,749
		370,824,536
Specialty Retail - 1.4%
Carvana Co Class A (b)	36,600	13,806,984
Dick's Sporting Goods Inc	194,733	43,273,567
Fanatics Inc Class A (b)(d)(e)	2,461,391	150,317,148
Home Depot Inc/The	763,852	309,505,192
Lowe's Cos Inc	2,406,334	604,735,798
O'Reilly Automotive Inc (b)	4,162,783	448,789,635
TJX Cos Inc/The	4,936,524	713,525,179
Urban Outfitters Inc (b)	687,044	49,075,553
Williams-Sonoma Inc	464,286	90,744,699
		2,423,773,755
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc Class B	744,735	51,930,372
Ralph Lauren Corp Class A	489,040	153,343,382
Tapestry Inc	360,039	40,763,616
		246,037,370
TOTAL CONSUMER DISCRETIONARY		16,151,321,460

Consumer Staples - 2.1%
Beverages - 0.6%
Coca-Cola Co/The	14,723,810	976,483,079
Consumer Staples Distribution & Retail - 1.0%
Casey's General Stores Inc	314,551	177,821,971
Costco Wholesale Corp	1,274,985	1,180,164,367
Dollar Tree Inc (b)	2,218,368	209,347,388
Walmart Inc	1,618,788	166,832,291
		1,734,166,017
Food Products - 0.0%
Hershey Co/The	486,225	90,948,386
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The Class A	1,482,059	130,599,039
Tobacco - 0.5%
Altria Group Inc	195,278	12,900,065
Philip Morris International Inc	4,875,341	790,780,310
		803,680,375
TOTAL CONSUMER STAPLES		3,735,876,896

Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Cheniere Energy Inc	244,139	57,367,782
Chevron Corp	267,445	41,531,534
Exxon Mobil Corp	9,134,880	1,029,957,720
Marathon Petroleum Corp	221,418	42,676,105
Shell PLC ADR	1,873,866	134,037,635
Valero Energy Corp	780,934	132,961,823
		1,438,532,599
Financials - 15.7%
Banks - 2.7%
Bank of America Corp	4,819,573	248,641,771
Citigroup Inc	6,250,910	634,467,365
East West Bancorp Inc	274,793	29,251,715
JPMorgan Chase & Co	9,361,328	2,952,843,691
Wells Fargo & Co	10,593,672	887,961,587
		4,753,166,129
Capital Markets - 2.3%
Aestas Management Co LLC (e)(h)	25,300	10,879,000
Bank of New York Mellon Corp/The	5,866,270	639,188,779
Blackstone Inc	964,651	164,810,623
Cboe Global Markets Inc	466,469	114,401,522
Charles Schwab Corp/The	2,679,100	255,773,677
Coinbase Global Inc Class A (b)	784,141	264,639,746
Evercore Inc Class A	252,582	85,200,960
Goldman Sachs Group Inc/The	845,260	673,122,801
Interactive Brokers Group Inc Class A	2,182,354	150,167,779
KKR & Co Inc Class A	1,361,449	176,920,298
Moody's Corp	486,261	231,693,641
Morgan Stanley	6,017,312	956,511,917
Nasdaq Inc	146,507	12,958,544
Raymond James Financial Inc	323,837	55,894,266
Robinhood Markets Inc Class A (b)	347,321	49,729,421
Tulco LLC (b)(d)(e)(g)	140,771	115,056,361
		3,956,949,335
Consumer Finance - 1.0%
American Express Co	2,885,162	958,335,410
Capital One Financial Corp	3,479,620	739,697,620
Figure Technology Solutions Inc Class A	29,973	1,090,118
SoFi Technologies Inc Class A (b)	622,655	16,450,545
Synchrony Financial	184,600	13,115,830
		1,728,689,523
Financial Services - 8.9%
Affirm Holdings Inc Class A (b)	196,091	14,330,330
Berkshire Hathaway Inc Class A (b)(f)	15,678	11,824,347,600
Berkshire Hathaway Inc Class B (b)	649,850	326,705,589
Mastercard Inc Class A	1,766,904	1,005,032,664
Rocket Cos Inc Class A (f)	4,938,794	95,713,828
Toast Inc Class A (b)	2,999,185	109,500,244
Visa Inc Class A	6,537,976	2,231,934,247
		15,607,564,502
Insurance - 0.8%
Arthur J Gallagher & Co	762,054	236,038,606
Chubb Ltd	570,233	160,948,264
Progressive Corp/The	3,221,511	795,552,142
Travelers Companies Inc/The	1,058,283	295,493,779
		1,488,032,791
TOTAL FINANCIALS		27,534,402,280

Health Care - 5.3%
Biotechnology - 1.7%
AbbVie Inc	989,097	229,015,519
Alnylam Pharmaceuticals Inc (b)	1,267,884	578,155,104
Biogen Inc (b)	243,513	34,111,301
Caris Life Sciences Inc (b)	109,298	3,306,265
Gilead Sciences Inc	7,529,027	835,721,998
Insmed Inc (b)	1,091,693	157,214,709
Regeneron Pharmaceuticals Inc	923,230	519,104,532
Roivant Sciences Ltd (b)	1,206,657	18,256,720
Vertex Pharmaceuticals Inc (b)	1,346,042	527,163,889
XOMA Royalty Corp (b)(i)	653,293	25,177,912
		2,927,227,949
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	521,839	69,895,116
Align Technology Inc (b)	455,529	57,041,341
Boston Scientific Corp (b)	9,966,475	973,026,954
Edwards Lifesciences Corp (b)	167,725	13,043,973
Insulet Corp (b)	410,343	126,685,194
Intuitive Surgical Inc (b)	687,590	307,510,876
Penumbra Inc (b)	113,556	28,766,006
ResMed Inc	329,723	90,255,077
Stryker Corp	848,768	313,764,067
		1,979,988,604
Health Care Providers & Services - 0.5%
Cencora Inc	199,000	62,193,470
HCA Healthcare Inc	529,736	225,773,483
HealthEquity Inc (b)	841,839	79,781,082
McKesson Corp	80,500	62,189,470
Tenet Healthcare Corp (b)	1,787,752	362,985,166
UnitedHealth Group Inc	165,322	57,085,687
		850,008,358
Health Care Technology - 0.2%
Doximity Inc Class A (b)	754,975	55,226,421
HeartFlow Inc	342,757	11,537,201
Veeva Systems Inc Class A (b)	740,778	220,685,174
		287,448,796
Life Sciences Tools & Services - 0.3%
Danaher Corp	774,735	153,598,961
Thermo Fisher Scientific Inc	713,514	346,068,560
Veterinary Emergency Group (b)(d)(e)(g)	1,114,406	93,420,655
		593,088,176
Pharmaceuticals - 1.5%
Corcept Therapeutics Inc (b)	578,092	48,045,226
Eli Lilly & Co	3,220,350	2,457,127,050
Merck & Co Inc	852,582	71,557,207
Zevra Therapeutics Inc (b)(f)	965,882	9,185,538
		2,585,915,021
TOTAL HEALTH CARE		9,223,676,904

Industrials - 6.5%
Aerospace & Defense - 2.8%
AeroVironment Inc (b)	9,161	2,884,707
Anduril Industries Inc Class B (d)(e)	17,292	706,897
Anduril Industries Inc Class C (d)(e)	8	327
ATI Inc (b)	274,112	22,296,270
Axon Enterprise Inc (b)	677,482	486,188,182
Boeing Co (b)	1,072,332	231,441,416
Firefly Aerospace Inc (b)(f)	113,157	3,317,763
GE Aerospace	7,398,786	2,225,702,805
HEICO Corp Class A	52,485	13,335,914
Howmet Aerospace Inc	2,024,819	397,330,232
Karman Holdings Inc	1,524,408	110,062,258
Leonardo DRS Inc	810,279	36,786,667
Loar Holdings Inc (b)(f)	273,634	21,890,720
Northrop Grumman Corp	148,603	90,546,780
Relativity Space Inc (b)(d)	43,289	45,886
Relativity Space Inc warrants 11/1/2030 (b)(d)(e)	1,399	1,427
Rocket Lab Corp (f)	929,763	44,544,945
RTX Corp	86,497	14,473,543
Space Exploration Technologies Corp (b)(d)(e)	3,588,892	760,845,104
Space Exploration Technologies Corp Class C (b)(d)(e)	160,804	34,090,448
TransDigm Group Inc	208,048	274,211,425
Woodward Inc	189,191	47,810,458
		4,818,514,174
Air Freight & Logistics - 0.0%
Zipline International Inc (b)(d)(e)	515,816	21,328,991
Building Products - 0.3%
Simpson Manufacturing Co Inc	185,943	31,138,015
Trane Technologies PLC	1,162,579	490,561,835
		521,699,850
Commercial Services & Supplies - 0.5%
Cintas Corp	778,427	159,779,926
GFL Environmental Inc Subordinate Voting Shares	6,507,159	308,408,571
Republic Services Inc	1,427,883	327,670,591
Waste Connections Inc (United States)	538,895	94,737,740
		890,596,828
Construction & Engineering - 0.0%
API Group Corp (b)	755,909	25,980,592
Comfort Systems USA Inc	18,578	15,330,194
Legence Corp Class A	1,102,882	33,979,795
		75,290,581
Electrical Equipment - 1.3%
Eaton Corp PLC	814,640	304,879,020
GE Vernova Inc	3,089,645	1,899,822,711
		2,204,701,731
Ground Transportation - 0.1%
Uber Technologies Inc (b)	2,663,905	260,982,773
Industrial Conglomerates - 0.3%
3M Co	2,858,637	443,603,290
Machinery - 0.8%
Caterpillar Inc	390,231	186,198,722
Deere & Co	1,372,221	627,461,775
Ingersoll Rand Inc	962,015	79,481,679
PACCAR Inc	88,839	8,734,650
Parker-Hannifin Corp	367,800	278,847,570
RBC Bearings Inc (b)	189,451	73,940,831
Westinghouse Air Brake Technologies Corp	781,975	156,762,528
		1,411,427,755
Passenger Airlines - 0.0%
Alaska Air Group Inc (b)	221,086	11,005,660
Delta Air Lines 1991 Series K Pass Through Trust	233,585	13,255,949
		24,261,609
Professional Services - 0.2%
Equifax Inc (f)	860,763	220,811,532
Paycom Software Inc	324,766	67,596,795
UL Solutions Inc Class A (f)	746,832	52,920,516
		341,328,843
Trading Companies & Distributors - 0.2%
Fastenal Co	1,781,543	87,366,869
Ferguson Enterprises Inc	514,770	115,607,047
QXO Inc (b)(f)	1,758,881	33,524,271
United Rentals Inc	40,986	39,127,695
WW Grainger Inc	103,365	98,502,710
		374,128,592
TOTAL INDUSTRIALS		11,387,865,017

Information Technology - 24.0%
Communications Equipment - 0.4%
Arista Networks Inc	4,705,073	685,576,187
Motorola Solutions Inc	187,233	85,619,778
		771,195,965
Electronic Equipment, Instruments & Components - 2.6%
Amphenol Corp Class A	34,500,963	4,269,494,171
Coherent Corp (b)	665,173	71,652,436
Flex Ltd (b)	770,332	44,656,146
Jabil Inc	365,057	79,279,429
TD SYNNEX Corp	54,014	8,844,792
		4,473,926,974
IT Services - 0.5%
Asac II LP (b)(d)(e)	39,494,500	7,818,726
Cloudflare Inc Class A (b)	1,549,666	332,542,827
CoreWeave Inc Class A (b)	686,958	94,010,202
CoreWeave Inc Class A (j)	279,520	38,252,312
IBM Corporation	39,428	11,125,004
Kyndryl Holdings Inc (b)	1,113,754	33,446,033
MongoDB Inc Class A (b)	43,418	13,476,079
Snowflake Inc (b)	991,865	223,715,151
X.Ai Holdings Corp Class A (d)(e)	1,484,437	54,271,017
		808,657,351
Semiconductors & Semiconductor Equipment - 11.6%
Advanced Micro Devices Inc (b)	296,929	48,040,143
Analog Devices Inc	219,193	53,855,720
Applied Materials Inc	231,005	47,295,964
ARM Holdings PLC ADR (b)(f)	623,913	88,277,450
Astera Labs Inc (b)	890,867	174,431,759
Broadcom Inc	7,744,887	2,555,115,670
Credo Technology Group Holding Ltd (b)	86,297	12,565,706
Intel Corp (b)	558,275	18,730,126
KLA Corp	358,362	386,529,253
Lam Research Corp	1,134,637	151,927,894
Micron Technology Inc	200,507	33,548,831
Monolithic Power Systems Inc	91,852	84,562,625
NVIDIA Corp	89,240,050	16,650,408,530
		20,305,289,671
Software - 6.5%
Applied Intuition Inc Class A (b)(d)(e)	156,998	21,340,738
AppLovin Corp Class A (b)	244,345	175,571,656
BitMine Immersion Technologies Inc (b)(f)	522,885	27,153,418
Cadence Design Systems Inc (b)	770,437	270,623,701
Circle Internet Group Inc (k)	1,591,561	211,009,157
Crowdstrike Holdings Inc Class A (b)	88,846	43,568,301
CyberArk Software Ltd (b)	567,536	274,205,018
Datadog Inc Class A (b)	519,678	74,002,147
Fair Isaac Corp (b)	9,200	13,768,076
Figma Inc (k)	1,076,100	55,817,307
Figma Inc Class A (f)	1,049,493	54,437,202
Fortinet Inc (b)	1,521,612	127,937,137
Guidewire Software Inc (b)(f)	220,538	50,692,865
Gusto Inc (b)(d)(e)	289,200	7,337,004
Intuit Inc	25,177	17,193,625
Microsoft Corp	17,152,426	8,884,099,048
Monday.com Ltd (b)	85,735	16,606,012
Netskope Inc (b)	507,000	11,524,110
OpenAI Global LLC rights (b)(d)(e)	74,801,903	154,839,939
OpenAI Global LLC rights (b)(d)(e)	52,082,818	71,353,461
Oracle Corp	247,287	69,546,996
Palantir Technologies Inc Class A (b)	189,469	34,562,935
Palo Alto Networks Inc (b)	862,820	175,687,408
Rubrik Inc Class A (b)	523,262	43,038,300
Samsara Inc Class A (b)	1,926,581	71,765,142
Servicenow Inc (b)	87,795	80,795,983
ServiceTitan Inc Class A (b)(f)	296,122	29,857,981
Stripe Inc Class B (b)(d)(e)	455,600	16,173,800
Tanium Inc Class B (b)(d)(e)	6,742,751	64,730,410
Unity Software Inc (b)	903,698	36,184,068
Via Transportation Inc (b)(f)	242,228	11,646,322
Zoom Communications Inc Class A (b)	497,571	41,049,608
Zscaler Inc (b)	557,881	167,174,620
		11,405,293,495
Technology Hardware, Storage & Peripherals - 2.4%
Apple Inc	16,316,145	4,154,580,001
Dell Technologies Inc Class C	675,467	95,760,957
		4,250,340,958
TOTAL INFORMATION TECHNOLOGY		42,014,704,414

Materials - 0.6%
Chemicals - 0.5%
Corteva Inc	3,093,981	209,245,935
Ecolab Inc	279,443	76,528,260
Linde PLC	590,813	280,636,175
Mosaic Co/The	1,165,250	40,410,870
Sherwin-Williams Co/The	661,638	229,098,774
		835,920,014
Construction Materials - 0.0%
CRH PLC	121,995	14,627,201
Martin Marietta Materials Inc	26,665	16,806,416
		31,433,617
Metals & Mining - 0.1%
Carpenter Technology Corp	465,381	114,269,651
Ivanhoe Electric Inc / US (b)	4,617,507	57,949,713
Ivanhoe Electric Inc / US warrants (b)	1,755,600	9,966,130
Royal Gold Inc	61,003	12,235,981
		194,421,475
TOTAL MATERIALS		1,061,775,106

Real Estate - 0.3%
Health Care REITs - 0.1%
Welltower Inc	968,592	172,544,979
Real Estate Management & Development - 0.2%
CBRE Group Inc Class A (b)	1,357,682	213,916,376
Zillow Group Inc Class A (b)	924,900	68,849,556
Zillow Group Inc Class C (b)	751,657	57,915,172
		340,681,104
TOTAL REAL ESTATE		513,226,083

Utilities - 1.0%
Electric Utilities - 0.8%
American Electric Power Co Inc	920,578	103,565,025
Constellation Energy Corp	2,730,809	898,627,318
Entergy Corp	608,563	56,711,986
NRG Energy Inc	1,789,246	289,768,390
Xcel Energy Inc	68,476	5,522,589
		1,354,195,308
Independent Power and Renewable Electricity Producers - 0.2%
Talen Energy Corp (b)	40,536	17,243,204
Vistra Corp	2,213,776	433,722,994
		450,966,198
Multi-Utilities - 0.0%
Sempra	155,500	13,991,889
TOTAL UTILITIES		1,819,153,395

TOTAL UNITED STATES		157,316,405,852
TOTAL COMMON STOCKS (Cost $54,938,235,328)		170,787,471,032

Convertible Preferred Stocks - 2.0%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Series A (b)(d)(e)	13,120	21,597,357
Canva Australia Holdings Pty Ltd Series A2 (b)(d)(e)	2,380	3,917,813

TOTAL AUSTRALIA		25,515,170
CANADA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
High Power Exploration Inc Series A (b)(d)(e)	14,154,085	28,591,252
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Douyin Co Ltd Series E1 (b)(d)(e)	653,587	169,017,598
FINLAND - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Oura Health Oy Series E (d)(e)	1,123,976	60,211,394
ISRAEL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Rapyd Financial Network 2016 Ltd Series F (d)(e)	23,715	942,671
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series B (d)(e)	680,400	5,973,912
TOTAL ISRAEL		6,916,583
UNITED STATES - 1.9%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(d)(e)	337,463	3
Rad Power Bikes Inc Series C (b)(d)(e)	1,327,879	13
Rad Power Bikes Inc Series D (b)(d)(e)	2,329,100	24
		40
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(d)(e)	15,500	3,951,880
TOTAL CONSUMER DISCRETIONARY		3,951,920

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(d)(e)	55,517	2,225,121
GoBrands Inc Series H (b)(d)(e)	69,898	3,590,661
		5,815,782
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series B1 (b)(d)(e)	379,681	11,075,295
Tenstorrent Holdings Inc Series C1 (b)(d)(e)	387,402	29,256,599
		40,331,894
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(d)(e)	3,224,900	6,740,041
Intarcia Therapeutics Inc (b)(d)(e)	2,100,446	21
		6,740,062
Health Care Providers & Services - 0.0%
Get Credit Healthy Inc Series B (b)(d)(e)	35,877,127	44,218
Lyra Health Inc Series E (b)(d)(e)	1,478,100	15,017,496
Lyra Health Inc Series F (b)(d)(e)	69,520	706,323
Somatus Inc Series E (b)(d)(e)	15,253	20,142,502
		35,910,539
TOTAL HEALTH CARE		42,650,601

Industrials - 1.5%
Aerospace & Defense - 1.4%
Anduril Industries Inc Series G (d)(e)	161,900	6,618,472
Space Exploration Technologies Corp Series G (b)(d)(e)	558,215	1,183,415,800
Space Exploration Technologies Corp Series H (b)(d)(e)	120,282	254,997,840
Space Exploration Technologies Corp Series N (b)(d)(e)	428,458	908,330,960
		2,353,363,072
Air Freight & Logistics - 0.1%
Zipline International Inc Series E (b)(d)(e)	1,317,166	54,464,814
Zipline International Inc Series F (b)(d)(e)	682,143	28,206,613
Zipline International Inc Series G (b)(d)(e)	772,245	31,932,331
		114,603,758
Construction & Engineering - 0.0%
Beta Technologies Inc 6% Series C (d)(e)	91,000	10,498,670
Beta Technologies Inc 6% Series C-1 (d)(e)	15,733	1,802,057
Beta Technologies Inc Series B, 6% (b)(d)(e)	259,581	36,577,559
Beta Technologies Inc Series C, 6% (d)(e)	211,900	25,646,257
		74,524,543
TOTAL INDUSTRIALS		2,542,491,373

Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
Cerebras Systems Inc Series G (d)(e)	3,145,300	113,961,767
IT Services - 0.1%
X.Ai Holdings Corp Series C (d)(e)	3,464,739	126,670,858
Software - 0.2%
Anthropic PBC Series E (d)(e)	204,700	28,856,559
Anthropic PBC Series F (d)(e)	602,500	84,934,425
Applied Intuition Inc Series A2 (b)(d)(e)	184,736	25,111,165
Applied Intuition Inc Series B2 (b)(d)(e)	89,079	12,108,508
Asapp Inc Series C (b)(d)(e)	1,300,504	2,028,786
Carbon Inc Series D (b)(d)(e)	915,425	1,537,914
Carbon Inc Series E (b)(d)(e)	81,735	165,105
Gusto Inc Series D (b)(d)(e)	2,436,137	61,804,796
Gusto Inc Series E (b)(d)(e)	167,099	4,239,301
MOLOCO Inc Series A (b)(d)(e)	419,608	31,277,580
Nuro Inc/DE Series C (b)(d)(e)	3,293,118	42,316,567
Nuro Inc/DE Series D (b)(d)(e)	643,113	9,421,605
Nuro Inc/DE Series E (d)(e)	1,054,195	13,493,696
Stripe Inc Series H (b)(d)(e)	190,300	6,755,650
Stripe Inc Series I (b)(d)(e)	2,114,059	75,049,095
		399,100,752
TOTAL INFORMATION TECHNOLOGY		639,733,377

TOTAL UNITED STATES		3,274,974,947
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,274,533,641)		3,565,226,944

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (d)(e)	2,698,575	1,351,446
Health Care - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics Inc 6% (d)(e)(l)(m)	9,273,235	1
TOTAL UNITED STATES		1,351,447
TOTAL PREFERRED SECURITIES (Cost $11,971,810)		1,351,447

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n)	4.21	1,401,378,216	1,401,658,492
Fidelity Securities Lending Cash Central Fund (n)(o)	4.19	457,654,256	457,700,021
TOTAL MONEY MARKET FUNDS (Cost $1,859,358,513)			1,859,358,513

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $58,084,099,292)	176,213,407,936
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(859,279,322)
NET ASSETS - 100.0%	175,354,128,614

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $30,419,176 or 0.0% of net assets.

(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,418,314,822 or 3.1% of net assets.

(f)	Security or a portion of the security is on loan at period end.
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Affiliated company.
(j)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,252,312 or 0.0% of net assets.

(k)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $266,826,464 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(l)	Security is perpetual in nature with no stated maturity date.
(m)	Non-income producing - Security is in default.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $183,546,553.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acrisure Holdings Inc Series B1	3/22/2021	6,917,788

Aestas Management Co LLC	9/3/2025	10,879,000

Anduril Industries Inc Class B	6/16/2025	706,945

Anduril Industries Inc Class C	6/16/2025	327

Anduril Industries Inc Series G	4/17/2025	6,618,925

Anthropic PBC Series E	2/14/2025	11,480,907

Anthropic PBC Series F	8/18/2025	84,932,979

Applied Intuition Inc Class A	7/2/2024 - 6/16/2025	10,528,697

Applied Intuition Inc Series A2	7/2/2024	11,027,797

Applied Intuition Inc Series B2	7/2/2024	5,317,562

Asac II LP	10/10/2013	3,041,471

Asapp Inc Series C	4/30/2021	8,579,555

Beta Technologies Inc 6% Series C	8/14/2025	10,416,770

Beta Technologies Inc 6% Series C-1	9/26/2025	1,800,956

Beta Technologies Inc Series B, 6%	4/4/2022	26,780,972

Beta Technologies Inc Series C, 6%	10/24/2024	24,256,193

Canva Australia Holdings Pty Ltd Class A	3/18/2024	94,269,375

Canva Australia Holdings Pty Ltd Series A	9/22/2023	13,994,594

Canva Australia Holdings Pty Ltd Series A2	9/22/2023	2,538,653

Carbon Inc Series D	12/15/2017	21,375,998

Carbon Inc Series E	3/22/2019	2,288,122

Cerebras Systems Inc Series G	9/19/2025	113,961,768

Discord Inc Series I	9/15/2021	8,534,678

Douyin Co Ltd Series E1	11/18/2020	71,616,260

Element Labs Inc Series B	6/27/2025	5,973,164

ElevateBio LLC Series C	3/9/2021	13,528,455

Epic Games Inc	7/13/2020 - 7/30/2020	71,127,500

Fanatics Inc Class A	8/13/2020 - 12/15/2021	82,369,063

Get Credit Healthy Inc Series B	8/17/2023	44,219

GoBrands Inc Series G	3/2/2021	13,863,555

GoBrands Inc Series H	7/22/2021	27,154,715

Gusto Inc	10/1/2021	8,325,588

Gusto Inc Series D	7/16/2019	32,430,830

Gusto Inc Series E	7/13/2021	5,079,029

High Power Exploration Inc	6/3/2024	18,515,707

High Power Exploration Inc Series A	11/15/2019 - 3/4/2021	74,592,028

Intarcia Therapeutics Inc	11/14/2012	28,629,079

Intarcia Therapeutics Inc 6%	1/3/2020	9,273,235

Lyra Health Inc Series E	1/14/2021	13,534,370

Lyra Health Inc Series F	6/4/2021	1,091,770

MOLOCO Inc Series A	6/26/2023	25,176,480

Nuro Inc/DE Series C	10/30/2020	42,990,338

Nuro Inc/DE Series D	10/29/2021	13,406,154

Nuro Inc/DE Series E	4/1/2025	13,486,833

OpenAI Global LLC rights	9/30/2024	74,801,903

OpenAI Global LLC rights	4/11/2025 - 8/4/2025	52,082,818

Oura Health Oy Series E	9/24/2025	60,211,394

Rad Power Bikes Inc	1/21/2021	12,486,307

Rad Power Bikes Inc 8% 12/31/2025	10/6/2023	2,698,575

Rad Power Bikes Inc Series A	1/21/2021	1,627,867

Rad Power Bikes Inc Series C	1/21/2021	6,405,476

Rad Power Bikes Inc Series D	9/17/2021	22,321,629

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	3

Rapyd Financial Network 2016 Ltd	3/30/2021	24,999,987

Rapyd Financial Network 2016 Ltd Series F	3/6/2025	1,038,190

Rapyd Financial Network 2016 Ltd warrants 3/5/2038	3/6/2025	0

Relativity Space Inc warrants 11/1/2030	11/14/2023 - 3/24/2025	0

Somatus Inc Series E	1/31/2022	13,310,300

Space Exploration Technologies Corp	10/16/2015 - 7/1/2024	60,586,875

Space Exploration Technologies Corp Class C	9/11/2017 - 7/1/2024	5,213,913

Space Exploration Technologies Corp Series G	1/20/2015	43,239,334

Space Exploration Technologies Corp Series H	8/4/2017	16,238,070

Space Exploration Technologies Corp Series N	8/4/2020	115,683,661

Stripe Inc Class B	5/18/2021	18,282,490

Stripe Inc Series H	3/15/2021	7,635,787

Stripe Inc Series I	3/20/2023 - 5/12/2023	42,564,760

Tanium Inc Class B	4/21/2017 - 9/18/2020	57,901,784

Tenstorrent Holdings Inc Series C1	4/23/2021	23,032,751

Tulco LLC	8/24/2017 - 9/7/2018	52,173,293

Veterinary Emergency Group	9/16/2021 - 11/13/2023	44,308,445

X.Ai Holdings Corp Class A	10/25/2022	53,469,000

X.Ai Holdings Corp Series C	11/22/2024	75,011,599

Zipline International Inc	10/12/2021	18,569,376

Zipline International Inc Series E	12/21/2020	42,978,337

Zipline International Inc Series F	4/11/2023	27,420,170

Zipline International Inc Series G	6/7/2024	32,392,820

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Circle Internet Group Inc	12/2/2025

Figma Inc	1/27/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,054,860,033	18,560,161,240	20,213,369,446	115,372,194	6,665	-	1,401,658,492	1,401,378,216	2.6%
Fidelity Securities Lending Cash Central Fund	130,700,423	3,299,884,875	2,972,885,277	1,714,488	1,391	(1,391)	457,700,021	457,654,256	1.5%
Total	3,185,560,456	21,860,046,115	23,186,254,723	117,086,682	8,056	(1,391)	1,859,358,513

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
XOMA Royalty Corp	-	16,885,757	59,296	-	7,042	8,344,409	25,177,912	653,293
Total	-	16,885,757	59,296	-	7,042	8,344,409	25,177,912

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.